Accumulated Other Comprehensive Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized loss on cash flow hedging contracts, net of tax of $0.1 million and $0.7 million in 2011 and 2010, respectively	$ (762,000)	$ (1,644,000)
Net unrealized gain (loss) on pension, net of tax	115,000	(11,000)
Foreign currency translation effects from intercompany long-term investment transactions, net of tax of $4.9 million and $4.4 million in 2011 and 2010, respectively	7,369,000	5,774,000
Foreign currency translation adjustments	9,182,000	60,635,000
Accumulated other comprehensive income	15,904,000	64,754,000
Accumulted Other Comprehensive Income (Loss) Tax [Abstract]
Derivatives Qualifying as Hedges, Tax Effect	100,000	700,000
Intercompany Long Term Investment Foreign Currency Translation Adjustment, Tax	$ 4,900,000	$ 4,400,000